Cost of sales (Tables)	9 Months Ended
Sep. 30, 2023
Cost of sales
Schedule of cost of sales of non current assets

	Nine-month period ended September 30,
	2023	2022

	(Unaudited)
Costs variables
Imported products (1)	19,194,752	23,243,685
Purchases of crude in associations and concessions	10,136,966	11,712,144
Depreciation, depletion, and amortization	5,871,353	4,985,749
Hydrocarbon purchases - ANH (2)	5,849,162	6,929,845
Electric Energy	1,561,217	1,074,527
Gas royalties in cash	1,293,176	1,073,435
Hydrocarbon transportation services	1,154,795	869,983
Processing materials	1,118,863	828,599
Purchases of other products and gas	890,403	879,966
Services contracted in association	225,664	239,872
Extensive tests (3)	61,030	43,289
Others (4)	196,214	(1,505,246)
	47,553,595	50,375,848
Fixed cost
Depreciation and amortization	3,793,954	3,382,811
Maintenance	3,149,139	2,652,864
Labor costs	2,938,292	2,438,632
Contracted services	2,399,503	1,919,342
Construction services	1,931,562	1,888,186
Contracted services in associations	1,048,425	1,175,197
Taxes and contributions	810,719	725,640
Materials and operating supplies	639,449	452,560
Hydrocarbon transportation services	179,759	133,837
General costs	426,776	313,324
	17,317,578	15,082,393
	64,871,173	65,458,241
(1)	Imported products correspond mainly to middle distillates and gasoline, the variation is due to a lower requirement due to the greater operation in refineries.
(2)	Corresponds mainly to royalty crude purchases made by Ecopetrol S.A. from the National Hydrocarbons Agency (ANH), derived from national production.
(3)	Corresponds to the cost related to revenue from the sale of hydrocarbons (Note 24 – Revenue from contracts with customers), obtained in the exploration stage or extensive tests prior to the declaration of commerciality of the oil fields.
(4)	It corresponds to i) the process of use and valuation of core inventories, ii) measurement at net realizable value (VNR), and iii) other capitalizable charges to projects.